As filed with the Securities and Exchange Commission October 15, 2026

Securities Act File No. 333-238475

Investment Company Act File No. 811-23570

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

☑ THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. __
☑ Post-Effective Amendment No. 269

AND/OR

☑ THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 270

Simplify Exchange Traded Funds

(Exact Name of Registrant as Specified in its Charter)

10845 Griffith Peak Drive, 2/F

Las Vegas, NV 89135

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 646-585-0476

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On November 13, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to further delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on January 21, 2026, accession number 0001829126-26-000427 (Amendment No. 204) to the Trust’s Registration Statement as it relates only to the Simplify Tax Aware Total Portfolio Approach ETF and Simplify Tax Aware Diversified Fixed Income ETF. Simplify Tax Aware Alternatives ETF and Simplify Tax Aware Diversified Income Strategy ETF, that were a part of Amendment No. 204 are not included in this delaying amendment. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 204 under the Securities Act of 1933, as amended and Amendment No. 205 under the Investment Company Act of 1940, as amended, filed on January 21, 2026, as it relates only to the Simplify Tax Aware Total Portfolio Approach ETF and Simplify Tax Aware Diversified Fixed Income ETF, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Cleveland and State of Ohio, on the 15th day of October 2026.

Simplify Exchange Traded Funds

By:	Paul Kim, President*

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title

Paul Kim*	President, Trustee, and Principal Executive Officer

Fiona Ho**	Treasurer and Principal Financial Officer

Zung Nguyen*	Trustee

Craig Enders*	Trustee

Christina Stauffer***	Trustee

*	Pursuant to Powers of Attorney[19]
**	Pursuant to Power of Attorney[22]
***	Pursuant to Power of Attorney[43]

By:	/s/ Andrew Davalla
Name:	Andrew Davalla
Title:	Attorney-in-Fact
Date:	October 15, 2026